Property and Equipment - Schedule of Capital Commitments Future Purchase of Equipment (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	$ 597	$ 570
Ending balance	624	597
Additions	237	207
Disposals	(4)	(14)
Depreciation charge for the year	(118)	(127)
Divestment and reclassification as held for sale	(1)	(1)
Impairment	(4)	(4)
Impairment reversal	1	3
Transfers	(24)	(15)
Translation adjustment	(60)	(22)
Tele Communications Equipment [Member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	288	252
Ending balance	311	288
Additions	1
Disposals	(1)	(1)
Depreciation charge for the year	(65)	(66)
Divestment and reclassification as held for sale	(1)
Impairment	(3)	(3)
Impairment reversal		2
Transfers	119	115
Translation adjustment	(27)	(11)
Land Buildings and Constructions [Member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	28	30
Ending balance	25	28
Additions
Disposals
Depreciation charge for the year	(3)	(3)
Divestment and reclassification as held for sale
Impairment
Impairment reversal
Transfers	3	2
Translation adjustment	(3)	(1)
Office and Other Equipment [Member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	20	19
Ending balance	19	20
Additions
Disposals
Depreciation charge for the year	(5)	(5)
Divestment and reclassification as held for sale		(1)
Impairment
Impairment reversal
Transfers	7	8
Translation adjustment	(3)	(1)
Equipment Not Installed and Assets Under Construction [Member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	26	64
Ending balance	31	26
Additions	161	105
Disposals
Depreciation charge for the year		(1)
Divestment and reclassification as held for sale
Impairment	(1)	(1)
Impairment reversal	1
Transfers	(153)	(140)
Translation adjustment	(3)	(1)
Right of Use Assets [Member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Beginning balance	235	205
Ending balance	238	235
Additions	75	102
Disposals	(3)	(13)
Depreciation charge for the year	(45)	(52)
Divestment and reclassification as held for sale
Impairment
Impairment reversal		1
Transfers
Translation adjustment	$ (24)	$ (8)